SUPPLEMENT DATED APRIL 9, 2021 TO

THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED JULY 28, 2020, AS SUPPLEMENTED

Effective immediately, the SAI for the Index Funds S&P 500® Equal Weight (the “Fund”) is amended as follows:

The section of the Fund’s SAI entitled “Proxy Voting Policies” is deleted in its entirety and replaced with the following:

PROXY VOTING POLICIES

The Fund has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Fund and Adviser are attached as Appendix B and Appendix C respectively. These policies provide a general indication as to how the Adviser and will vote proxies relating to portfolio securities. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser will always endeavor to vote proxies relating to portfolio securities in accordance with the Fund’s investment objective. The policies also describe the courses of action available to the Adviser when it determines that there is a material conflict of interest, including for example taking instruction from the Fund’s Board.

Information regarding how the Adviser voted proxies is available during the most recent 12-month period ended June 30 without charge (1) by calling the Fund at 1-844-464-6339; and (2) on the SEC’s website at www.sec.gov.

Appendix C to the Fund’s SAI is deleted in its entirety and replaced with the following:

APPENDIX C

PROXY VOTING POLICIES AND PROCEDURES

In the event that proxy voting authority has been delegated to it by a client, ONEFUND, LLC (“ONEFUND”) shall vote proxies related to securities held by our clients for which we serve as the investment adviser in the best interest of our clients. All references in these Proxy Voting Policies and Procedures are limited solely to clients for which we have agreed to vote such proxies. A client may reserve to itself the right to vote proxies.

ONEFUND’s authority to vote the proxies of certain clients is established by advisory contracts or comparable documents. In addition to requirements of the Securities and Exchange Commission (“SEC”) governing advisers, these policies reflect our fiduciary standards and responsibilities for ERISA accounts (accounts set up in accordance with the Employee Retirement Income Security Act of 1974).

The Investment Advisers Act of 1940, as amended (the "Advisers Act"), requires us to act solely in the best interest of our clients at all times. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties, Rule 206(4)-6 under the Advisers Act, Rule 30b1-4 under the Investment Company Act of 1940, as amended (“1940 Act”), and other applicable rules, regulations, and guidance from the United States Securities and Exchange Commission (“SEC”).

GENERAL POLICY

ONEFUND maintains a policy of voting proxies in a way which, in ONEFUND’s opinion, best serves the interest of its clients in their capacity as shareholders. All proxies are reviewed by ONEFUND’s designated Proxy Officer, who may be any delegated employee, principal, or portfolio manager of the firm. The Proxy Officer then votes in accordance with these guidelines. When an issue is not clearly covered by these guidelines, and when deemed appropriate by the Proxy Officer or delegate, the proposal may be referred to other members of the ONEFUND team.

While ONEFUND uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible to do so. For example, when a client has loaned securities to a third party, such securities are generally not available for proxy voting. ONEFUND may also be prohibited from voting certain shares or required to vote in proportion to other shareholders under applicable U.S. or non-U.S. regulatory requirements or company governance provisions.

GUIDELINES

ONEFUND currently has one client, the Index Funds S&P 500® Equal Weight (“Fund”). If ONEFUND should obtain clients besides the Fund, ONEFUND will amend these policies as needed.

MUTUAL FUND PROXY VOTING

When voting, ONEFUND seeks to be more fully informed regarding all potentially relevant factors, consistent with its fiduciary obligations. The Adviser seeks to understand the views of Fund Shareholders, in addition to the views of the Management of the underlying companies, to be more fully informed of all factors. Further, with the emergence of Environmental, Social, and Governance (“ESG”) investing becoming a priority to investors, the Adviser believes seeking Shareholder views on proxy voting, including ESG issues, may shed light on what indexed companies should be doing to preserve their value, and, indirectly, the value of the overall index.

ONEFUND generally considers the following factors first in assessing how to vote on a given proposal. Note, however, that the guidelines below are provided to give a general indication as to how ONEFUND will vote proxies on certain issues. These guidelines and examples do not address all potential voting issues or the intricacies that may surround individual proxy votes, and actual proxy votes may differ from the guidelines presented here. Governance practices and market standards not outlined below may be taken into consideration as well.

•	Input from underlying shareholders of a ONEFUND client (e.g. fund shareholders), as obtained pursuant to processes administered by ONEFUND.

•	The reputation, experience, and competence of a company’s management and board, as well as the recommendations thereof.
•	Nature of the Proposal (e.g. whether the proposal relates to routine business, amendments to constituent documents, capitalization/reorganization, compensation, or governance etc.).
•	The existence of any material conflicts of interest.

In considering the above factors, ONEFUND reserves the discretion, on a case-by-case basis, to underweight, overweight, or disregard any particular factor or consideration, if it believes in good faith that the nature or accuracy of the information available to it is such that consideration would not be in the best interests of the fund or client.

We review proxies to assess the extent, if any, to which there may be a material conflict between the interests of our clients and our interests, including those of our affiliates, directors, officers, employees and other similar persons, (a "potential conflict"). If a portfolio manager determines that a potential conflict may exist, it shall be reported to our management. Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of our clients. Without limiting the generality of the foregoing, management may resolve a potential conflict in any of the following manners:

•	If the proposal that is the subject of the proposed conflict is specifically addressed in these Proxy Voting Policies and Procedures, we may vote the proxy in accordance with such predetermined policies and guidelines, provided that such pre-determined policy involves little discretion on our part and increases shareholder value;
•	We may establish informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker; or
•	In the event a conflict of interest is identified, but cannot be mitigated or eliminated, we may abstain from voting the proxy.

The Fund invests in other investment companies that are not affiliated (“Underlying Funds”) and is required by the Investment Company Act of 1940, as amended (the “1940 Act”) Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of ONEFUND to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act. After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

We will use commercially reasonable efforts to determine whether a potential conflict may exist.

DISCLOSURE TO CLIENTS

Unless otherwise directed by a client, we are responsible for voting proxies related to securities that we manage for clients with respect to which we have accepted proxy-voting responsibility in writing. A client may from time to time direct us to vote proxies in a manner that is different from the guidelines set forth in these Proxy Voting Policies and Procedures. We will follow such written direction for proxies received after our receipt of such written direction.

RECORDKEEPING

We shall maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy-voting information to a client for which we are responsible for voting proxies upon written request. Clients should contact David L. Hunt, Chief Compliance Officer, to make such a request.

ANNUAL REVIEW

Our Proxy Voting Policies and Procedures will be reviewed annually. Management will review present procedures and past decisions with the aim of developing the most coherent and understandable proxy voting policy possible. We believe that a careful and continually evolving policy is indispensable to the task of discharging our fiduciary duties as an investment adviser. Please direct your questions about our Proxy Voting Policies and Procedures to:

ONEFUND, LLC

Attention: Compliance

737 Bishop Street, Suite 2850

Honolulu, HI 96813

808.600.5366

david.hunt@INDEX.fund

www.INDEX.fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE